WARRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Warrants Tables Abstract
Warrants outstanding

Description	Number	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding 31-Dec-16	548,529	$1.72	1.31
Exercised	548,529	1.72	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-17	-	$-	-
Exercised	-	-	-
Granted	-	-	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-18	-	$-	-
Exercised	-	-	-
Granted	2,500,000	8.00	-
Expired	-	-	-
Cancelled	-	-	-
Outstanding 31-Dec-19	2,500,000	$8.00	4.04